Stockholders' Equity (Details) - Schedule of Outstanding and Exercisable Stock Options	12 Months Ended
Dec. 31, 2022 shares
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	162,956
Stock Options Outstanding, Weighted Average Remaining Life in Years	8 years 6 months
Stock Options Exercisable, Number of Shares	93,337
49.80 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	2,500
Stock Options Outstanding, Weighted Average Remaining Life in Years	7 years 10 months 24 days
Stock Options Exercisable, Number of Shares	2,500
88.60 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	79,000
Stock Options Outstanding, Weighted Average Remaining Life in Years	8 years 2 months 12 days
Stock Options Exercisable, Number of Shares	54,422
151.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	21,800
Stock Options Outstanding, Weighted Average Remaining Life in Years	8 years 7 months 6 days
Stock Options Exercisable, Number of Shares	7,721
79.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	33,750
Stock Options Outstanding, Weighted Average Remaining Life in Years	8 years 10 months 24 days
Stock Options Exercisable, Number of Shares	17,318
27.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Stock Options Outstanding, Number of Shares	25,906
Stock Options Outstanding, Weighted Average Remaining Life in Years	9 years 4 months 24 days
Stock Options Exercisable, Number of Shares	11,375